Basis of Presentation	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation

1.        Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2021, are not necessarily indicative of the results that may be expected for the year ending December 31, 2021.

The consolidated balance sheet as of December 31, 2020, has been derived from the audited consolidated financial statements included in the Company’s annual report on Form 20-F filed with the SEC on April 16, 2021 (“Annual Report”), but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

Impact of COVID-19 on the Company’s Business

 The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

 The impact of the COVID-19 pandemic continues to unfold and it may continue to negatively affect the global economy and demand for oil which may have a negative effect on the Company’s business, financial performance and the results of its operations, including due to any continued weakness in demand for seaborne transportation of oil and oil products and LNG, and in turn charter rates, the extent of which will depend largely on future developments. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in Note 1 of the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2021, except as discussed below: Accounting for Revenue and Expenses: Voyage revenues are generated from voyage charter agreements and contracts of affreightment, bareboat charter agreements, time charter agreements (including profit share clauses) or pooling arrangements. The Company’s revenue and expenses related significant accounting policies remain unchanged as these can be found in Note 1 of the Company’s consolidated financial statements in the Annual Report except for the below:

Pooling arrangements: The Company's contract revenues from pooling arrangements are governed by ASU 2016-02 (ASC 842) “Leases”. For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided, and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on pool statements. Revenue from vessels operating in pooling arrangements amounted to $1,982 and $2,207 for the three- and six-month periods ended June 30, 2021, respectively. No such revenue was recognized in the corresponding periods of prior year.

New Accounting Pronouncements—Not Yet Adopted:In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope. The ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform are in the scope of ASC 848. As such, entities may apply certain optional expedients in ASC 848 to derivative instruments that do not reference LIBOR, or another rate expected to be discontinued as a result of reference rate reform if there is a change to the interest rate used for discounting, margining or contract price alignment. In addition, the ASU clarifies other aspects of the guidance in ASC 848 and provides new guidance on how to address the effects of the cash compensation adjustment that is provided as part of the above change on, certain aspects of hedge accounting. The ASU is effective for all entities as of January 7, 2021, allows for retrospective or prospective application with certain conditions, and generally can be applied through December 31, 2022. The Company has not adopted the ASU as of June 30, 2021. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but entities need to apply the guidance as of the beginning of the fiscal year that includes the interim period in which they choose to early adopt the guidance. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures. In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.